BORROWINGS - Schedule of Borrowings by Company (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Amount	$ 147,370,276	$ 64,680,498
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	2,430,234	4,101,207
Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount	$ 144,940,042	$ 60,579,291